Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 4,151,605	$ 2,278,814	$ 2,381,737
Cost of revenues	3,869,105	1,855,098	2,020,230
Gross profit	282,500	423,716	361,507
Operating expenses
Selling, general, and administrative expenses	6,458,644	1,630,411	743,270
Transaction expenses	4,450,544
Commitment fee expense	23,301,206
Goodwill impairment expense	21,722,213
Total operating expenses	55,932,607	1,630,411	743,270
Operating loss	55,650,107	(1,206,695)	(381,763)
Other income and (expense)
Loan forgiveness income		46,500
Interest income	29,055	23,468	15,777
Interest expense		(1,375)	(20,037)
Total other income and expense	29,055	68,593	(4,260)
Loss before income taxes	55,621,052	(1,138,102)	(386,023)
Provision for income tax expenses (benefit)	6,083	970	(79,870)
Net Loss from continuing operations	55,627,135	(1,139,072)	(306,153)
Loss from discontinued operations, net of tax	(17,000)
Net loss	55,644,135	(1,139,072)	(306,153)
Numerator for basic and diluted net loss per share:
Net loss from continuing operations available to ordinary shareholders	56,407,519	(1,155,900)	(306,153)
Net loss from discontinued operations available to ordinary shareholders	$ (17,000)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding	14,300,311	10,745,683	8,795,227
Net loss per share - Basic and diluted
Net loss from continuing operations per share	$ 3.94	$ (0.11)	$ (0.03)
Net loss from discontinued operations per share
Net loss per share	$ 3.94	$ (0.11)	$ (0.03)